Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	19,915,090	16,691,170	8,736,378
Common stock, shares outstanding	19,909,433	16,685,513	8,727,028
Treasury stock, shares	5,657	5,657	5,657
Series E Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares issued		500	7,738
Preferred stock, shares outstanding		500	7,738